CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2022 USD ($)
Current Assets:
Cash and cash equivalents	$ 2,930,591
Accounts receivable	1,325,023
Related party receivables	31,831
Prepaid expenses and other current assets	479,386
Total Current Assets	4,766,831
Capitalized internal-use software, net	1,370,584
Goodwill	1,248,664
Digital assets	4,856
Intangible assets, net	210,371
Property and equipment, net	330,187
Other assets	150,601
Total Assets	8,082,094
Current Liabilities:
Accounts payable	280,831
Related party payables	159,083
Accrued expenses	941,850
Deferred revenue	1,614,843
Short-term financial liability	118,860
Total Current Liabilities	3,115,467
Warrant liabilities	286,327
Non-convertible notes payable, non-current, plus accrued interest of $21,873 and $12,252, respectively	804,613
Long-term financial liability	118,475
Total Liabilities	4,324,882
Commitments and Contingencies
Stockholders' Equity:
Series A Preferred Stock $0.01 par value, 2,000,000 shares authorized, no shares issued and outstanding at September 30, 2022 and December 31, 2021
Common stock $0.01 par value, 37,500,000 shares authorized, and 24,264,150 and 20,475,143 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	242,641
Additional paid-in capital	38,503,926
Noncontrolling interest	161,439
Stockholders' notes receivable	(46,477)
Accumulated other comprehensive income	158,109
Accumulated deficit	(35,262,426)
Total Stockholders' Equity	3,757,212
Total Liabilities and Stockholders' Equity	$ 8,082,094